Warrants And Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Warrants and Other Financial Liabilities
Summary of warrants and other financial liabilities

in € thousand	June 30, 2022	December 31, 2021
Other non-current financial liabilities	23	—
Other current financial liabilities	36	—
Warrants	5,218	21,405
Total	5,277	21,405